CONSIDERATION PAYABLE TO WEBANK (Details) ¥ in Thousands, $ in Thousands	Mar. 31, 2023 CNY (¥)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 CNY (¥)
CONSIDERATION PAYABLE
Consideration payable to WeBank in total (Note 10)	¥ 114,446		¥ 160,804
Less: current portion (recorded in "other payables and other current liabilities" (Note 11))	(55,887)		(53,162)
Consideration payable to Webank	¥ 58,559	$ 8,527	¥ 107,642